Deposits (Tables)	12 Months Ended
Dec. 31, 2022
Schedule of deposits and related interest expense

	2022	2021

	(Dollars in Thousands)
Deposits:
Demand - non-interest bearing
Domestic	$4,744,299	$4,805,999
Foreign	1,101,756	1,032,527
Total demand non-interest bearing	5,846,055	5,838,526
Savings and interest-bearing demand
Domestic	3,448,717	3,555,279
Foreign	1,297,051	1,035,269
Total savings and interest-bearing demand	4,745,768	4,590,548
Time, certificates of deposit $100,000 or more
Domestic	652,073	794,757
Foreign	892,619	866,160
Less than $100,000
Domestic	276,660	286,499
Foreign	246,832	241,387
Total time, certificates of deposit	2,068,184	2,188,803
Total deposits	$12,660,007	$12,617,877

	2022	2021	2020

	(Dollars in Thousands)
Interest expense:
Savings and interest-bearing demand
Domestic	$9,196	$3,268	$5,098
Foreign	3,490	842	1,260
Total savings and interest-bearing demand	12,686	4,110	6,358
Time, certificates of deposit $100,000 or more
Domestic	5,528	6,652	8,827
Foreign	3,867	3,452	7,536
Less than $100,000
Domestic	1,027	984	1,781
Foreign	735	567	1,086
Total time, certificates of deposit	11,157	11,655	19,230
Total interest expense on deposits	$23,843	$15,765	$25,588

Scheduled maturities of time deposits

Scheduled maturities of time deposits as of December 31, 2022 were as follows:

Total
(in thousands)
2023	$1,922,183
2024	113,090
2025	19,939
2026	11,575
2027	1,390
Thereafter	7
Total	$2,068,184

Scheduled maturities of time deposits in amounts of $100,000 or more

Total
(in thousands)
Due within 3 months or less	$692,708
Due after 3 months and within 6 months	341,445
Due after 6 months and within 12 months	411,772
Due after 12 months	98,767
$1,544,692